[SHIP]
                             THE VANGUARD GROUP LOGO

                       VANGUARD(R) U.S. STOCK INDEX FUNDS
                          SUPPLEMENT TO THE PROSPECTUS

NEW TARGET INDEXES FOR SIX FUNDS
On March 28, 2003, the board of trustees of Vanguard Index Funds approved the adoption of new target indexes for six funds. The board believes that the new indexes, listed below, will do a better job of tracking the market segment targeted by the funds' investment objectives.

--------------------------------------------------------------------------------------------------------
                                 TARGETED MARKET                CURRENT TARGET                NEW TARGET
FUND                                     SEGMENT                         INDEX                     INDEX
--------------------------------------------------------------------------------------------------------
                                 Large-cap growth                                              MSCI(R)US
                                   stocks of U.S.                S&P 500/Barra              Prime Market
Growth Index Fund                       companies                 Growth Index              Growth Index
--------------------------------------------------------------------------------------------------------
                                                                                               MSCI(R)US
                                   Mid-cap stocks               S&P MidCap 400                   Mid Cap
Mid-Cap Index Fund              of U.S. companies                        Index                 450 Index
--------------------------------------------------------------------------------------------------------
                                                                  S&P SmallCap                 MSCI(R)US
Small-Cap Growth                 Small-cap growth                    600/Barra                 Small Cap
Index Fund               stocks of U.S. companies                 Growth Index              Growth Index
--------------------------------------------------------------------------------------------------------
                                                                                               MSCI(R)US
                                Small-cap stocks                  Russell 2000                 Small-Cap
Small-Cap Index Fund           of U.S. companies                         Index                1750 Index
--------------------------------------------------------------------------------------------------------
                                 Small-cap value                  S&P SmallCap                 MSCI(R)US
                                  stocks of U.S.                     600/Barra                 Small-Cap
Small-Cap Value Index Fund             companies                   Value Index               Value Index
--------------------------------------------------------------------------------------------------------
                                 Large-cap value                                               MSCI(R)US
                                  stocks of U.S.                 S&P 500/Barra              Prime Market
Value Index Fund                       companies                   Value Index               Value Index
--------------------------------------------------------------------------------------------------------

     The funds' are expected to implement these changes between April 20 and September 30, 2003, and Vanguard will notify shareholders after the changes take effect. Until then, the funds will continue to track their current indexes. Each new index tracks the same market segment as the corresponding current index, so the investment objectives and risks described in the funds' current prospectuses will not change. That said, a fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility than its existing index over any period of time.
     Transition to the new indexes will require adjustments to each fund's portfolio holdings, which could temporarily increase the funds' transaction costs and turnover rates. Only one




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



fund--Small-Cap Growth Index Fund--is expected to realize capital gains in moving to its new index, but the amount of these gains should be relatively modest and wholly offset by the Fund's previously realized capital losses.

Additional information about the new indexes is available on www.vanguard.com.






























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